IMPAIRMENT TESTING - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2021 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 item MT	Dec. 31, 2021 item	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021	Dec. 31, 2019 item
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Adjustment of operating expenses for inflation, percentage						2.00%		2.00%
Adjustment of administrative expenses for inflation, percentage						2.00%		2.00%
Expected to generate normal income from delivery from shipyard	25 years
Average remaining life of tanker	14 years					15 years
Increase/decrease in tanker per day freight rates			$ 1,000,000
Increase/decrease in WACC percentage					1.00%
Increase/decrease in operating expenses percentage					10.00%
Number of vessels | item									2
Number of Cash Generating Units		3			3
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of freight rates			285,000,000
Decrease/increase in value in use of operating expenses			201,000,000
Difference of market value and carrying amount			72,000,000			$ 245,000,000
Market value based on broker values of vessels						1,577,000,000	$ 1,892,000,000
Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of freight rates			6,000,000
Decrease/increase in value in use of operating expenses			4,000,000
Increase/decrease in value in use of WACC			2,000,000
Difference of market value and carrying amount			$ 3,000,000			10,000,000
Market value based on broker values of vessels						$ 22,000,000	$ 21,000,000
Number of vessels	2	2	2	2	2			2
Number of product tankers							2
Minimum. | Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of WACC			$ 148,000,000
Minimum. | Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity | MT				35,000
Maximum. | Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase/decrease in value in use of WACC			$ 167,000,000
Maximum. | Handy Size
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Cargo carrying capacity			37,000